Schedule of Investments (unaudited)
August 31, 2022
BlackRock International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 6.1%
Canadian National Railway Co.	426,192	$ 50,684,835
Suncor Energy, Inc.	1,808,912	58,522,611
		109,207,446
China — 6.5%
Tencent Holdings Ltd.	2,072,300	85,649,773
Wuxi Biologics Cayman, Inc.(a)(b)	3,548,500	31,305,231
		116,955,004
Denmark — 6.9%
Novo Nordisk A/S, Class B	747,710	79,940,549
Vestas Wind Systems A/S	1,790,290	44,795,051
		124,735,600
France — 8.1%
Air Liquide SA	650,141	81,471,006
Kering SA	128,757	64,604,148
		146,075,154
Germany — 7.1%
Infineon Technologies AG	3,312,032	81,041,645
MTU Aero Engines AG	263,948	46,550,508
		127,592,153
Iceland — 1.1%
Marel HF(a)	5,442,013	19,932,795
Ireland — 1.5%
Ryanair Holdings PLC, ADR(b)(c)	380,737	27,683,387
Italy — 5.3%
Intesa Sanpaolo SpA	34,123,621	58,743,452
UniCredit SpA	3,807,838	37,263,067
		96,006,519
Japan — 14.2%
Daiichi Sankyo Co. Ltd.	2,234,100	67,138,742
Recruit Holdings Co. Ltd.	2,256,000	71,719,607
Sony Group Corp.	1,476,900	117,418,434
		256,276,783
Netherlands — 9.4%
ASML Holding NV	175,318	85,575,392
Koninklijke DSM NV	663,350	84,587,548
		170,162,940
Security	Shares	Value
Spain — 4.4%
Cellnex Telecom SA(a)	2,013,078	$ 78,394,755
Sweden — 1.7%
Epiroc AB, Class A	2,041,579	31,237,821
Switzerland — 5.4%
Roche Holding AG	304,664	98,175,429
United Kingdom — 5.0%
Barclays PLC	20,117,537	38,357,932
Standard Chartered PLC	7,587,456	52,551,872
		90,909,804
United States — 10.4%
Baker Hughes Co.	2,797,505	70,664,976
Equinix, Inc.	119,412	78,497,867
GXO Logistics, Inc.(b)	880,387	39,071,575
		188,234,418
Total Long-Term Investments — 93.1% (Cost: $1,926,794,230)		1,681,580,008
Short-Term Securities(d)(e)
Money Market Funds — 7.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.03%	127,221,825	127,221,825
SL Liquidity Series, LLC, Money Market Series, 2.47%(f)	140,111	140,125
Total Short-Term Securities — 7.0% (Cost: $127,361,950)		127,361,950
Total Investments — 100.1% (Cost: $2,054,156,180)		1,808,941,958
Liabilities in Excess of Other Assets — (0.1)%		(2,097,711)
Net Assets — 100.0%		$ 1,806,844,247
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/22	Shares Held at 08/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 21,475,121	$ 105,746,704(a)	$ —	$ —	$ —	$ 127,221,825	127,221,825	$ 272,863	$ —
SL Liquidity Series, LLC, Money Market Series	—	140,125(a)	—	—	—	140,125	140,111	2(b)	—
				$ —	$ —	$ 127,361,950		$ 272,865	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 109,207,446	$ —	$ —	$ 109,207,446
China	—	116,955,004	—	116,955,004
Denmark	—	124,735,600	—	124,735,600
France	—	146,075,154	—	146,075,154
Germany	—	127,592,153	—	127,592,153
Iceland	—	19,932,795	—	19,932,795
Ireland	27,683,387	—	—	27,683,387
Italy	—	96,006,519	—	96,006,519
Japan	—	256,276,783	—	256,276,783
Netherlands	—	170,162,940	—	170,162,940

Schedule of Investments (unaudited)  (continued)
August 31, 2022
BlackRock International Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Spain	$ —	$ 78,394,755	$ —	$ 78,394,755
Sweden	—	31,237,821	—	31,237,821
Switzerland	—	98,175,429	—	98,175,429
United Kingdom	—	90,909,804	—	90,909,804
United States	188,234,418	—	—	188,234,418
Short-Term Securities
Money Market Funds	127,221,825	—	—	127,221,825
	$ 452,347,076	$ 1,356,454,757	$ —	1,808,801,833
Investments valued at NAV(a)				140,125
				$ 1,808,941,958
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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